Fair Value Measurements - Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Warrant Liability - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 201	$ 0
Additions	211	134
Loss included in other income (expense), net	(201)	67
Ending balance	211	201
Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	201
Additions	0
Loss included in other income (expense), net	(201)
Ending balance	0	201
Common Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Additions	211
Loss included in other income (expense), net	0
Ending balance	$ 211	$ 0